Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 330	$ 162
Business combination		135
Measurement period adjustment	1	14
Foreign currency translation	(18)	19
Goodwill, Ending Balance	313	330
ADG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	91	43
Business combination		24
Measurement period adjustment		14
Foreign currency translation	(8)	10
Goodwill, Ending Balance	83	91
AMS [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	2	2
MDG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	237	117
Business combination		111
Measurement period adjustment	1
Foreign currency translation	(10)	9
Goodwill, Ending Balance	$ 228	$ 237